Debt and standby letters of credit facilities (Details) kr in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 22, 2017 USD ($)	Sep. 22, 2017 SEK (kr)	Nov. 01, 2016 USD ($)
Debt and standby letters of credit facilities
Long-term debt, total	$ 685.2	$ 696.8
2017 SEK Subordinated Notes
Debt and standby letters of credit facilities
Debt, at face value	295.0	307.6	$ 346.1	kr 2,750.0
Unamortized issuance costs	(3.8)	(4.0)
Long-term debt, total	$ 291.2	$ 303.6
Effective rate	4.00%	3.80%
2016 SIG Senior Notes
Debt and standby letters of credit facilities
Debt, at face value	$ 400.0	$ 400.0			$ 400.0
Unamortized discount	(2.3)	(2.6)
Unamortized issuance costs	(3.7)	(4.2)
Long-term debt, total	$ 394.0	$ 393.2
Effective rate	4.70%	4.70%